Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000193018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class R6/JCTRX)
Average Annual Return, Percent	6.74%		0.78%	2.68%
C000178765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class I/JHYMX)
Average Annual Return, Percent	6.81%		0.76%	2.66%
C000001876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class C/JCTFX)
Average Annual Return, Percent	4.86%		(0.14%)	1.74%
C000001874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class A/JHTFX)
Average Annual Return, Percent	2.39%		(0.20%)	2.09%
C000001877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class A/TAMBX)
Average Annual Return, Percent	2.09%		0.12%	1.71%
C000001879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class C/TBMBX)
Average Annual Return, Percent	4.59%		0.20%	1.36%
C000178766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class I/JTBDX)
Average Annual Return, Percent	6.54%		1.09%	2.28%
C000193019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class R6/JTMRX)
Average Annual Return, Percent	6.74%		1.15%	2.29%
C000236445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class R6/JHSKX)
Average Annual Return, Percent	5.08%	4.60%
C000236448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class I/JHSJX)
Average Annual Return, Percent	5.00%	4.56%
C000236447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class C/JHSHX)
Average Annual Return, Percent	3.16%	3.63%
C000236446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class A/JHSFX)
Average Annual Return, Percent	2.59%	3.81%
Without Sales Load [Member] | C000001876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge
Average Annual Return, Percent	5.86%		(0.14%)	1.74%
Without Sales Load [Member] | C000001874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge
Average Annual Return, Percent	6.65%		0.61%	2.51%
Without Sales Load [Member] | C000001877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge
Average Annual Return, Percent	6.38%		0.93%	2.12%
Without Sales Load [Member] | C000001879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge
Average Annual Return, Percent	5.59%		0.20%	1.36%
Without Sales Load [Member] | C000236447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge
Average Annual Return, Percent	4.16%	3.63%
Without Sales Load [Member] | C000236446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge
Average Annual Return, Percent	4.94%	4.41%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.67%	3.00%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent	6.21%		1.78%	4.15%
Bloomberg Municipal 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-5 Year Index
Average Annual Return, Percent	3.64%	2.56%